Stock options and other stock-based plans (Details 3) (Share units [Member], CAD)	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Share units [Member]
Unvested, beginning of period (in units)	835,703	832,479	973,986
Granted (in units)	269,292	742,140	185,705
Vested (in units)	(127,009)	(410,549)	(322,912)
Forfeited (in units)	(4,000)	(188,117)	(4,300)
Unvested, end of period (in units)	973,986	975,953	832,479
Unvested, beginning of period (in Canadian dollars per share)	15.62	24.41	20.90
Granted (in Canadian dollars per share)	35.70	30.16	35.99
Vested (in Canadian dollars per share)	17.55	27.34	21.64
Forfeited (in Canadian dollars per share)	18.61	29.80	18.61
Unvested, end of period (in Canadian dollars per share)	20.90	26.55	24.41